Reserves - Changes In Valuation Gain (Loss) On Financial Assets At FVOCI (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 646,943	₩ 387,216
Balance as of December 31	2,025,682	646,943
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	262,657	176,208
Amount recognized as other comprehensive income for the year, net of taxes	1,464,741	11,262
Amount reclassified to retained earnings, net of taxes	(157,084)	75,187
Balance as of December 31	₩ 1,570,314	₩ 262,657